Ivy Funds Variable Insurance Portfolios

Supplement dated November 14, 2014 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014, May 29, 2014, July 9, 2014 and August 4, 2014

The following replaces the second sentence of the first paragraph of the “Ivy Funds VIP Global Bond — Principal Investment Strategies” section:

The Portfolio may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets.

The following bullet point is inserted immediately prior to the first bullet point of the “Ivy Funds VIP Global Bond — Principal Investment Risks” section:

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Capital Repatriation Risk. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If WRIMCO is unable to repatriate capital from the Portfolio’s investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Portfolio.

The following bullet point is inserted immediately following the “Emerging Market Risk” bullet point of the “Ivy Funds VIP Global Bond — Principal Investment Risks” section:

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Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

The following bullet point is inserted immediately following the “Interest Rate Risk” bullet point of the “Ivy Funds VIP Global Bond — Principal Investment Risks” section:

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Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

With loan participations, the Portfolio may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Portfolio could enforce its rights directly against the borrower.

The following bullet point is inserted immediately following the “Credit Risk” bullet point of the “Ivy Funds VIP High Income — Principal Investment Risks” section:

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Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage- or asset-backed securities, more slowly than expected, lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

The following replaces the first paragraph of the “Ivy Funds VIP International Growth — Principal Investment Strategies” section:

Ivy Funds VIP International Growth seeks to achieve its objective by investing primarily in common stocks of U.S. and foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that WRIMCO believes possess attractive growth characteristics. The Portfolio primarily invests in issuers of developed countries, including the U.S., although the Portfolio has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Portfolio primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. Under normal circumstances, the Portfolio invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Portfolio may invest up to 100% of its total assets in foreign securities.

The following is added to the end of the second-to-last paragraph of the “Ivy Funds VIP Asset Strategy — Principal Investment Strategies” section:

WRIMCO also may utilize derivatives for income enhancement purposes.

The following replaces the fourth sentence of the first paragraph of the “Ivy Funds VIP Energy — Principal Investment Strategies” section:

The Portfolio invests in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings.

The following is inserted as a new bullet point immediately following the “Holdings Risk” bullet point of the “Ivy Funds VIP Energy — Principal Investment Risks” section:

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Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Portfolio’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.